CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, AioTV Inc. - Additional Information (Details) - USD ($)			1 Months Ended			3 Months Ended			12 Months Ended
	Dec. 19, 2018	May 30, 2017	Oct. 31, 2016	Dec. 31, 2015	Nov. 30, 2012	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Investment impairment										$ 1,029,000
AioTV
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Convertible preferred stock converted into common shares, value		$ 500,000
Cash consideration by the buyer	$ 1
AioTV | Note Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Principal amount		320,000
Capital value		160,000
AioTV | Series B preferred stock
Investment Holdings [Line Items]
Investment amount					$ 8,000,000.0
Equity method investment, ownership interest (as a percent)					44.00%
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Investment impairment													$ 4,300,000
AioTV | Convertible bonds of private company
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Investment impairment												$ 400,000
Payment to acquire available-for-sale debt securities			$ 300,000	$ 500,000
Interest rate of debt securities (as a percent)			10.00%	10.00%
Carrying amount of the investment						$ 0	$ 0					$ 0
Equity loss of associates						$ (200,000)	$ (200,000)
Loss from equity method investment (as a percent)						45.00%	45.00%
Common stocks							$ 0
AioTV | Convertible bonds of private company | Note Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Investment impairment								$ 1,300,000
Convertible promissory note, value		$ 800,000
Payments to acquire investments							380,000	$ 100,000
Equity loss of associates							$ (100,000)